SEGMENTS AND GEOGRAPHICAL INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 28, 2013	Feb. 29, 2012
Revenues from External Customers and Long-Lived Assets [Line Items]
Number of Segments	1
Total Net Book Value	$ 22,142	$ 23,375
Percentage of Total Net Book Value	100.00%	100.00%
Product Sales	119,080	39,775
Percentage of Total Revenue, Product Sales	96.00%	87.00%
Services	4,797	5,881
Percentage of Total Revenue, Services	4.00%	13.00%
Total Revenue	123,877	45,656
Percentage of Revenues	100.00%	100.00%
Canada [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Net Book Value	3,393	3,941
Percentage of Total Net Book Value	15.00%	17.00%
Total Revenue	6,402	7,419
Percentage of Revenues	5.00%	16.00%
Unites States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Net Book Value	11,928	16,504
Percentage of Total Net Book Value	54.00%	70.00%
Malaysia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Net Book Value	847	1,228
Percentage of Total Net Book Value	4.00%	5.00%
Luxembourg [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Net Book Value	5,517	1,077
Percentage of Total Net Book Value	25.00%	5.00%
Finland [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenue	58,121
Percentage of Revenues	47.00%	0.00%
India [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenue	15,018
Percentage of Revenues	12.00%	0.00%
North America (excluding Canada) [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenue	29,225	25,522
Percentage of Revenues	24.00%	56.00%
Europe, Middle East, and Africa (excluding Finland) [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenue	7,525	10,724
Percentage of Revenues	6.00%	24.00%
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Net Book Value	457	625
Percentage of Total Net Book Value	2.00%	3.00%
Total Revenue	$ 7,586	$ 1,991
Percentage of Revenues	6.00%	4.00%